Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Cash flows from operating activities
Income (loss) from continuing operations	$ (208)	$ (304)	$ (5,873)
Net income (loss)	(208)	(304)	(5,873)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization	616	694	1,270
Deferred income taxes	(105)	62	(149)
Stock-based compensation	60	50	68
Abandonment and impairment of long lived assets	136	34	2,748
Gain (Loss) on Disposition of Property Plant Equipment	59	135	107
Fair Value, Option, Changes in Fair Value, Loss (Gain)	(430)	80	377
Other	16	3	34
Increase (Decrease) in Accounts Receivable	200	469	1,381
Increase (Decrease) in Other Receivables	47	55	124
Increase (Decrease) in Inventories	(21)	123	359
Increase (Decrease) in Income Taxes Receivable	166	204	224
Increase (Decrease) in Other Operating Assets	257	116	(26)
Increase (Decrease) in Accounts Payable	14	(240)	(590)
Increase (Decrease) in Accrued Liabilities	(304)	(550)	(251)
Increase (Decrease) in Income Taxes Payable	9	0	0
Increase (Decrease) in Deferred Revenue	(255)	(118)	38
Net cash provided by operating activities	257	813	(159)
Cash flows from investing activities
Acquisition of long-term investments	(326)	(802)	(229)
Proceeds on sale or maturity of long-term investments	301	515	284
Acquisition of property, plant and equipment	(32)	(87)	(283)
Proceeds from Sale of Property, Plant, and Equipment	4	348	49
Acquisition of intangible assets	(70)	(421)	(1,080)
Business acquisitions, net of cash acquired	(698)	(119)	(7)
Acquisition of short-term investments	(2,764)	(2,949)	(1,699)
Proceeds on sale or maturity of short-term investments	3,146	2,342	1,925
Net cash used in investing activities	(439)	(1,173)	(1,040)
Cash flows from financing activities
Issuance of common shares	4	6	3
Excess tax benefit (deficiencies) from shared based compensation, financing activities	(1)	8	(13)
Proceeds from Sale of Treasury Stock	0	61
Purchase of treasury stock			(16)
Payments for Repurchase of Common Stock	(93)	0	0
Proceeds from Issuance of Debt			1,250
Restricted Cash and Cash Equivalents	12	(59)	0
Net cash used in financing activities	(78)	16	1,224
Effect of foreign exchange gain (loss) on cash and cash equivalents	(16)	(2)	5
Net increase (decrease) in cash and cash equivalents for the year	(276)	(346)	30
Cash and cash equivalents, beginning of year	1,233	1,579	1,549
Cash and cash equivalents, end of year	$ 957	$ 1,233	$ 1,579